Investment in joint venture (Narrative) (Details)	1 Months Ended	12 Months Ended
	Oct. 30, 2019 USD ($)	Dec. 31, 2021 USD ($) oz	Dec. 31, 2020 USD ($) oz
Disclosure of joint ventures [line items]
Impairment of MPP&E		$ (7,631,000)
Company's share of net income (loss) of the JV for the year		51,528,000	$ (59,159,000)
Redeemable Preference Shares With No Fixed Redemption Date [Member] | J V Finco [Member]
Disclosure of joint ventures [line items]
Face value of preference shares subscribed compared par value		$ 132,400,000
Asanko Gold Mine (AGM) [Member]
Disclosure of joint ventures [line items]
Percentage of interest accounted for using equity method		45.00%
Impairment of MPP&E		$ 153,164,000	0
Company's share of net income (loss) of the JV for the year		51,528,000	(59,159,000)
Adjustment to carrying value of stockpile inventory		26,400,000	16,600,000
Write-down of stockpile inventory		22,800,000
Production cost of stockpile inventory		19,600,000	7,700,000
Depreciation expense		$ 6,800,000	8,900,000
Percent of gross revenue royalty payable		5.00%
Additional percentage of net smelter return royalty payable		2.00%
Additional percentage of net smelter return royalty payable to committee		0.50%
Reclamation deposit including accrued interest		$ 1,900,000	1,900,000
Initial security reclamation deposit for Esaase deposit		15,600,000
Long term deposits for Esaase deposit		4,700,000
Reclamation deposit bank guarantee for Esaase deposit		10,900,000
Cash reclamation deposit		2,800,000
Initial security reclamation deposit for Obotan deposit		1,100,000
Long term deposits for Obotan deposit		200,000
Reclamation deposit bank guarantee for Obotan deposit		900,000
Additional cash reclamation deposit		200,000
Additions to mineral properties, plant and equipment		35,800,000	54,100,000
Deferred stripping costs to depletable mineral interests		7,100,000	18,700,000
Depreciation and depletion expense		50,200,000	$ 50,900,000
Depreciation and depletion expense allocated to cost of inventories		$ 1,800,000
Long-term risk free discount rate for reclamation cost		1.50%	1.00%
Reduced carrying value of investment associate		$ 7,600
Asanko Gold Mine (AGM) [Member] | Events After Reporting Period [Member]
Disclosure of joint ventures [line items]
Recoverable amount of AGM		100,700,000
Asanko Gold Mine (AGM) [Member] | Rand Merchant Bank [Member]
Disclosure of joint ventures [line items]
Revolving Credit Facility	$ 30,000,000	30,000,000
Revolving Credit Facility, Interest Description	bears interest on a sliding scale of between LIBOR plus a margin of 4% and LIBOR plus a margin of 3.8%
Commitment Fees, Undrawn Portion Scale	between 1.33% and 1.40%
Interest Expense And Other Fees For Revolving Credit Facility		$ 800,000	$ 1,200,000
Asanko Gold Mine (AGM) [Member] | Offtake agreement [Member] | RK Mine Finance Trust I ("Red Kite") [Member]
Disclosure of joint ventures [line items]
Percentage of sale of future gold production		100.00%
Maximum amount of sale of future gold production | oz		2,200,000
Percentage of payment for value of gold		100.00%
Provisional payment percent of estimated value		90.00%
Amount of gold sold in period | oz		216,076	243,807
Amount of gold delivered under agreement | oz		1,299,256
Revenue from sale of silver		$ 600,000	$ 900,000
Adansi Gold Company Ghana Limited [Member]
Disclosure of joint ventures [line items]
Percentage of interest accounted for using equity method		50.00%
Shika Group Finance Limited [Member]
Disclosure of joint ventures [line items]
Percentage of interest accounted for using equity method		50.00%